S-K 1604(c) De-SPAC Dilution	3 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 349,177,869	[1]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	40,229,904	[1]
Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	24,679,856	[1]
SPAC Sponsor Compensation [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	6,250,000	[1]
PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	9,300,048	[1]
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10	[2]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 9.58	[2]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ 413,058,105	[3]
De-SPAC, Net Tangible Book Value, Adjusted	$ 621,860,381	[2],[4]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	64,909,760	[2],[5]
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	49,359,712	[2]
No Redemption [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	6,250,000	[2]
No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	9,300,048	[2]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 10	[1],[2],[6]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.64	[6]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ 363,698,393	[3]
De-SPAC, Net Tangible Book Value, Adjusted	$ 72,195,357	[4],[6]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	15,550,048	[5],[6]
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	0	[6]
Redemption at 100 Percent of Maximum [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	6,250,000	[6]
Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	9,300,048	[6]
Public Units [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 0.42	[2]
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 5.36	[6]
Public Shareholders [Member] | No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ 49,359,712	[3],[7]
Public Warrant Holders [Member] | No Redemption [Member] | Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	25,000,000	[3],[7],[8]
Public Warrant Holders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	25,000,000	[3],[7]
Sponsor [Member] | No Redemption [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	6,250,000	[3],[8]
Sponsor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	6,250,000	[3],[8]
Private Placement Warrant Holder [Member] | No Redemption [Member] | Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	14,300,000	[3],[7]
Private Placement Warrant Holder [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	14,300,000	[3],[7]
Legacy Kodiak Securityholders [Member] | No Redemption [Member] | Other Dilution Source [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	220,264,317	[3],[9]
Legacy Kodiak Securityholders [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	220,264,317	[3],[9]
Sponsor Earn Out Securities [Member] | No Redemption [Member] | SPAC Sponsor Compensation [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	6,250,000	[3],[10]
Sponsor Earn Out Securities [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	6,250,000	[3],[10]
Earn Out Securities [Member] | No Redemption [Member] | Convertible Securities [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	75,000,000	[3],[11]
Earn Out Securities [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	75,000,000	[3],[11]
Working Capital Loan Warrants [Member] | No Redemption [Member] | Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	1,232,707	[3],[7],[12]
Working Capital Loan Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	1,232,707	[3],[7],[12]
Overfunding Loan Warrants [Member] | No Redemption [Member] | Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	5,000,000	[3],[7],[13]
Overfunding Loan Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Warrants [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	5,000,000	[3],[7],[13]
PIPE Investors [Member] | No Redemption [Member] | PIPE Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	9,300,048	[3],[14],[15]
PIPE Investors [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	9,300,048	[3],[14]
Legacy Kodiak Advisor [Member] | No Redemption [Member] | Other Dilution Source [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	1,101,321	[3],[15]
Legacy Kodiak Advisor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	1,101,321	[3],[15]
AACTs Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	531,653,246	[1]
AACTs Net Tangible Book Value [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	531,653,246	[2]
AACTs Net Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	531,653,246	[6]
Anticipated Transaction Expenses To Be Incurred By AACT [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(15,203,957)	[1]
Anticipated Transaction Expenses To Be Incurred By AACT [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(22,607,914)	[2]
Anticipated Transaction Expenses To Be Incurred By AACT [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(12,100,000)	[6]
Anticipated PIPE Investment Proceeds [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	100,000,000	[1],[14]
Anticipated PIPE Investment Proceeds [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	100,000,000	[2],[14]
Anticipated PIPE Investment Proceeds [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	100,000,000	[6],[14]
Reduction in Trust Account Ddue to April 2025 Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(7,143,312)	[1]
Reduction in Trust Account Ddue to April 2025 Redemptions [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(7,143,312)	[2]
Reduction in Trust Account Ddue to April 2025 Redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(7,143,312)	[6]
Contributions to AACT Trust Account [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	3,948,777	[1]
Contributions to AACT Trust Account [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	3,948,777	[2]
Contributions to AACT Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	3,948,777	[6]
Incremental Accrued Interest on Trust Account [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	6,868,993	[1]
Incremental Accrued Interest on Trust Account [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	6,868,993	[2]
Incremental Accrued Interest on Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	6,868,993	[6]
Redemptions From Trust Account [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(280,086,469)	[1]
Redemptions From Trust Account [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	0	[2]
Redemptions From Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(560,172,938)	[6]
Reduction in Deferred Underwriting Fee Liability [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	9,140,590	[1]
Reduction in Deferred Underwriting Fee Liability [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	9,140,590	[2]
Reduction in Deferred Underwriting Fee Liability [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 9,140,590	[6]

[1]	Includes 24,679,856 shares of AACT Class A Ordinary Shares and assumes Public Shareholders exercise redemption rights with respect to 50% of AACT Class A Ordinary Shares for an aggregate of approximately $280.1 million (based on a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025) from the Trust Account.
[2]	Includes 49,359,712 shares of AACT Class A Ordinary Shares and assumes that no additional Public Shareholders exercise redemption rights with respect to such AACT Class A Ordinary Shares.
[3]	Share ownership presented under each redemption scenario is presented for illustrative purposes. AACT and Legacy Kodiak cannot predict how many Public Shares will be redeemed. As a result, the redemption amount and the number of Public Shares redeemed in connection with the Business Combination may differ from the amounts presented above. The ownership percentages of current AACT shareholders may also differ from the presentation above if the actual redemptions are different from these assumptions. See “Risk Factors—Risks Related to AACT—The ability of our Public Shareholders to exercise redemption rights with respect to a portion of our Public Shares could increase the probability that the Business Combination will be unsuccessful and that you would have to wait for liquidation for your Public Shares to be redeemed.” Assumes a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025.
[4]	See table below for reconciliation of net tangible book value, as adjusted.
[5]	See table below for reconciliation of as adjusted shares.
[6]	Assumes Public Shareholders exercise redemption rights with respect to all AACT Class A Ordinary Shares for an aggregate of approximately $560.2 million (based on a Redemption Price of $11.35, which was the approximate Redemption Price as of July 17, 2025) from the Trust Account.
[7]	Represents shares issuable upon the exercise of Kodiak Warrants. Kodiak Warrants will be exercisable beginning 30 days following the Closing for one share of Kodiak Common Stock at an exercise price of $11.50 per share in accordance with the terms of the warrants. Each redemption scenario assumes that all outstanding warrants are exercised for cash.
[8]	Excludes 50% or 6,250,000 of the Sponsor’s 12,500,000 Converted AACT Class A Ordinary Shares, which are Sponsor Earn Out Securities subject to vesting upon the occurrence of Triggering Event I during the Earn Out Period.
[9]	Includes (i) 56,562,426 shares of Kodiak Common Stock underlying Legacy Kodiak Options, which will automatically convert, on a one-for-one basis, into Exchanged Kodiak Options at Closing; (ii) 30,331,223 shares of Kodiak Common Stock issuable upon conversion of all SAFEs and 3,353,248 shares issuable upon conversion of all Second Lien Loans (excluding the Exchanged SAFE Loan), into shares of Legacy Kodiak Common Stock immediately prior to the Closing; and (iii) 2,104,844 shares of Kodiak Common Stock issued in respect of Legacy Kodiak Warrants that are expected to vest and be net exercised immediately prior to the Closing. Second Lien Loans convert at a price based on the Second Lien Conversion Price and the amount converted includes all accrued and unpaid interest at the time of conversion. Excludes (i) 1,135,843 shares of Kodiak Common Stock issuable upon conversion of the Exchanged SAFE Loan and (ii) 75,000,000 Earn Out Securities that Legacy Kodiak Securityholders will be eligible to receive upon achievement of certain milestones during the Earn Out Period and, in the case of the Earn Out RSUs, satisfaction of certain service-based vesting requirements.
[10]	Represents 6,250,000 shares of Kodiak Common Stock which are Sponsor Earn Out Securities subject to vesting upon the occurrence of Triggering Event I during the Earn Out Period.
[11]	Represents an aggregate of 75,000,000 Earn Out Securities that Legacy Kodiak Securityholders will be eligible to receive upon achievement of certain milestones during the Earn Out Period and, in the case of the Earn Out RSUs, satisfaction of certain service-based vesting requirements. 25,000,000 Earn Out Securities will vest or be issued upon the occurrence of Triggering Event I, 25,000,000 Earn Out Securities will vest or be issued upon the occurrence of Triggering Event II and 25,000,000 Earn Out Securities will vest or be issued upon the occurrence of Triggering Event III.
[12]	Assumes that the Working Capital Loans are converted into Kodiak Warrants. The Working Capital Loans will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants.
[13]	Assumes that the Overfunding Loans are converted into Kodiak Warrants. The Overfunding Loans will, in the Sponsor’s discretion, either be repaid upon the Closing or converted into Kodiak Warrants at a price of $1.00 per warrant (or any combination of repayment or conversion). Any such warrants will be identical to the Private Placement Warrants.
[14]	Assumes (i) completion of the contemplated $100.0 million PIPE Investment; and (ii) that 50% of the PIPE Investment prices at the Redemption Price and 50% of the PIPE Investment prices at 90% of the Redemption Price. As of July 17, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus, PIPE Investors have subscribed for $60.0 million of PIPE Stock.
[15]	Represents shares of Kodiak Common Stock to be issued at Closing to an advisor to Legacy Kodiak in a private placement in settlement of $12.5 million of fees payable to such adviser.